Net income (loss) per share (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Summary of pertinent data relating to computation of basic and diluted net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net income (loss) per share attributable to common shareholders.

	Three months ended March 31,
	2026	2025
	$	$
Net loss from continuing operations	(183)	(2,674)
Net income (loss)	10,757	(3,655)
Weighted-average shares outstanding (basic)	3,140,975	3,144,682
Weighted-average shares outstanding (diluted)	3,713,817	3,144,682

Basic and diluted loss per share from continuing operations	(0.06)	(0.85)
Basic income (loss) per share	3.42	(1.16)
Diluted income (loss) per share	2.90	(1.16)

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	43,815	116,379
Warrants	-	662,543